Financial assets at fair value through profit or loss (Details) - Financial assets measured at FVPL - USD ($)	Dec. 31, 2021	Sep. 14, 2021
Disclosure of financial assets [line items]
Financial assets	$ 9,906,000
Heritage Global Investment SPC
Disclosure of financial assets [line items]
Number of units purchased during the period		10,000
Unlisted securities
Disclosure of financial assets [line items]
Financial assets	$ 9,906,000